Sales revenues (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of net sales revenues

	2025	2024	2023
Diesel	26,870	27,522	32,260
Gasoline	12,325	12,692	14,309
Liquefied petroleum gas	3,393	3,166	3,506
Jet fuel	4,422	4,518	5,015
Naphtha	1,580	1,869	1,837
Fuel oil (including bunker fuel)	591	976	1,158
Other oil products	3,632	4,273	4,428
Subtotal oil products	52,813	55,016	62,513
Natural gas	3,850	4,707	5,632
Crude oil	4,377	4,334	5,475
Renewables and nitrogen products	261	223	94
Breakage	184	439	860
Electricity	741	744	657
Services, agency and others	712	812	1,059
Domestic market	62,938	66,275	76,290

Exports	25,572	24,251	25,012
Crude oil	19,839	18,290	18,447
Fuel oil (including bunker fuel)	4,557	4,775	5,114
Other oil products and other products	1,176	1,186	1,451
Sales abroad (1)	685	890	1,107
Foreign market	26,257	25,141	26,119
Sales revenues	89,195	91,416	102,409
(1) Sales revenues from operations outside of Brazil, including trading and excluding exports.

Schedule of sales revenues by area

	2025	2024	2023
Domestic market	62,938	66,275	76,290
China	9,679	7,701	7,232
Americas (except United States)	3,607	3,610	4,846
Europe	3,657	5,440	5,534
Asia (except China and Singapore)	4,315	1,989	1,447
United States	1,940	3,471	3,924
Singapore	2,641	2,883	3,063
Others	418	47	73
Foreign market	26,257	25,141	26,119
Sales revenues	89,195	91,416	102,409

Schedule of remaining performance obligations

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Diesel	23,893	35	23,928
Gasoline	10,308	44	10,352
Liquefied petroleum gas	3,296	-	3,296
Jet fuel	1,168	-	1,168
Naphtha	1,058	4,633	5,691
Other oil products	3,133	6,756	9,889
Crude oil	7,086	2,671	9,757
Natural gas	3,317	14,468	17,785
Electricity	457	3,902	4,359
Other products and services	575	3,040	3,615
Total	54,291	35,549	89,840